Financial Assets at Fair Value through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 3,903	$ 568	¥ 4,286
Listed in the PRC [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	147		158
Listed outside the PRC [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	3,698		4,070
Unlisted [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 58		¥ 58